Note 2 Hedging Instruments Affected By IBOR (Details)	6 Months Ended
Jun. 30, 2021 EUR (€)
loans and advances [Member]
Hedging Intsruments Affected By IBOR [Line Items]
EONIA	€ 7,000,000
LIBOR EX USD LIBOR USD 1 W/ 2M	3,666,000,000
LIBOR USD	17,308,000,000
Total gross carrying amount	20,980,000,000
Debt securities [Member]
Hedging Intsruments Affected By IBOR [Line Items]
EONIA	0
LIBOR EX USD LIBOR USD 1 W/ 2M	0
LIBOR USD	153,000,000
Total gross carrying amount	153,000,000
debt securities issued [Member]
Hedging Intsruments Affected By IBOR [Line Items]
EONIA	0
LIBOR EX USD LIBOR USD 1 W/ 2M	244,000,000
LIBOR USD	1,975,000,000
Total gross carrying amount	2,219,000,000
deposits [Member]
Hedging Intsruments Affected By IBOR [Line Items]
EONIA	9,213,000,000
LIBOR EX USD LIBOR USD 1 W/ 2M	1,215,000,000
LIBOR USD	2,146,000,000
Total gross carrying amount	12,575,000,000
Derivatives [member]
Hedging Intsruments Affected By IBOR [Line Items]
EONIA	102,203,000,000
LIBOR EX USD LIBOR USD 1 W/ 2M	37,695,000,000
LIBOR USD	372,575,000,000
Total gross carrying amount	€ 512,473,000,000